GENERAL AND ADMINISTRATIVE EXPENSES (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021 IDR (Rp)
GENERAL AND ADMINISTRATIVE EXPENSES
General expenses	Rp 2,446		Rp 2,259	Rp 2,043
Professional fees	996		1,097	789
Allowance for expected credit losses trade receivables	513		567	474
Training, education, and recruitment	461		371	284
Traveling	443		421	321
Meeting	334		312	249
Social contribution	232		218	213
Collection expenses	195		173	212
Others (each below Rp100 billion)	479		436	431
Total	Rp 6,099	$ 396	Rp 5,854	Rp 5,016